Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Tandem Fund
Shareholder Report [Line Items]
Fund Name	Tandem Fund
Class Name	Tandem Fund
Trading Symbol	TANDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tandem Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tiafunds.com/literature. You can also request this information by contacting us at 1-877-743-7820.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-743-7820
Additional Information Website	https://www.tiafunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Tandem Fund	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception(A) (03/15/2019)
Tandem Fund	3.65%	5.93%	8.09%
S&P 500® Index	17.88%	14.42%	15.73%

Performance Inception Date	Mar. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 11, 2025
Net Assets	$ 27,816,737
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 153,207
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$27,816,737
Number of Portfolio Holdings	34
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$153,207
Total Advisory Fees Before Waiver ($)	$157,513

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Visa, Inc. - Class A	4.66%
United States Treasury Bill, 2.80%, due 01/06/26	4.49%
United States Treasury Bill, 3.26%, due 01/13/26	4.49%
Amphenol Corporation – Class A	4.32%
Intercontinental Exchange, Inc.	4.13%
Genpact Limited	4.09%
Abbott Laboratories	3.83%
ResMed, Inc.	3.81%
MasterCard, Inc. - Class A	3.69%
Jack Henry & Associates, Inc	3.67%
Sectors (% of net assets)

*	Net Assets represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Visa, Inc. - Class A	4.66%
United States Treasury Bill, 2.80%, due 01/06/26	4.49%
United States Treasury Bill, 3.26%, due 01/13/26	4.49%
Amphenol Corporation – Class A	4.32%
Intercontinental Exchange, Inc.	4.13%
Genpact Limited	4.09%
Abbott Laboratories	3.83%
ResMed, Inc.	3.81%
MasterCard, Inc. - Class A	3.69%
Jack Henry & Associates, Inc	3.67%

Material Fund Change [Text Block]
Material Fund Changes

Effective November 11, 2025 the Castle Tandem Fund was renamed to the Tandem Fund. Also effective November 11, 2025, Tandem Investment Advisors, Inc., formerly the Fund's sub-adviser, became the new investment adviser, replacing Castle Investment Management, LLC and therefore the Fund will no longer have an investment sub-adviser.

Effective November 11, 2025, the fees paid for the management and service fees were reduced to the annual rates of the average daily net assets stated below.

New management fee: 0.75%
New service fee: 0.20%

Additionally, effective November 11, 2025, the new investment adviser contractually agreed to waive management and service fees by an annual rate of 0.30% of the average daily net assets.

Material Fund Change Name [Text Block]	Effective November 11, 2025 the Castle Tandem Fund was renamed to the Tandem Fund.
Material Fund Change Expenses [Text Block]

Effective November 11, 2025, the fees paid for the management and service fees were reduced to the annual rates of the average daily net assets stated below.

New management fee: 0.75%
New service fee: 0.20%

Additionally, effective November 11, 2025, the new investment adviser contractually agreed to waive management and service fees by an annual rate of 0.30% of the average daily net assets.

Material Fund Change Adviser [Text Block]	Also effective November 11, 2025, Tandem Investment Advisors, Inc., formerly the Fund's sub-adviser, became the new investment adviser, replacing Castle Investment Management, LLC and therefore the Fund will no longer have an investment sub-adviser.